Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents		$ 403	$ 570
Restricted cash and cash equivalents		81	100
Accounts receivable, net of allowance for doubtful accounts		1,150	1,005
Prepaid expenses		160	127
Income taxes receivable		20	36
Other		169	169
Total current assets		1,983	2,007
Intangibles and Other Assets:
Goodwill		5,160	5,190
Brands		4,869	4,890
Management and franchise contracts, net		872	953
Other intangible assets, net		415	433
Property and equipment, net		367	353
Deferred income tax assets		90	111
Other		239	291
Total intangibles and other assets		12,012	12,221
Total assets		13,995	14,228
Current Liabilities:
Accounts payable, accrued expenses and other		1,530	1,416
Deferred revenue, current		350	366
Current maturities of long-term debt	[1]	16	46
Income taxes payable		19	12
Current portion of liability for guest loyalty program		700	622
Total current liabilities		2,615	2,462
Long-term debt		7,266	6,556
Deferred revenues		826	829
Deferred income tax liabilities		898	931
Liability for guest loyalty program		969	839
Other		863	920
Total liabilities		13,437	12,537
Commitments and contingencies
Equity:
Preferred stock		0	0
Common stock		3	3
Treasury stock, at cost		(2,625)	(891)
Additional paid-in capital		10,372	10,298
Accumulated deficit		(6,417)	(6,981)
Accumulated other comprehensive loss		(782)	(741)
Total Hilton stockholders' equity		551	1,688
Noncontrolling interests		7	3
Total equity		558	1,691
Total liabilities and equity		$ 13,995	$ 14,228

[1]	Balance as of December 31, 2017 is net of unamortized deferred financing costs and discount attributable to current maturities of long-term debt.